SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Current tax expense (benefit)	$ 871	$ (69,858)
Income tax expense (benefit)	$ 871	$ (69,858)